UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-5845
Van Kampen Senior Loan Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 7/31
Date of reporting period: 10/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Variable Rate** Senior Loan Interests 116.7%
	Aerospace/Defense 2.2%
$2,845	Alion Science and Technology Corp., Term Loan (a)	9.50%	02/06/13	$2,586,941
1,885	Apptis, Inc., Term Loan	3.50 to 3.54	12/20/12	1,677,383
990	Booz Allen Hamilton, Inc., Term Loan	7.50	07/31/15	1,001,671
9,269	IAP Worldwide Services, Inc., Term Loan (b)	9.25 to 11.50	12/30/12 to 06/28/13	6,830,277
2,936	ILC Industries, Inc., Term Loan	2.24	02/24/12	2,809,189
3,501	Primus International, Inc., Term Loan	2.75	06/07/12	3,396,363
4,819	Vangent, Inc., Term Loan	2.65	02/14/13	4,578,428
625	Wesco Aircraft Hardware Corp., Term Loan	6.00	03/28/14	527,344

				23,407,596

	Automotive 3.2%
1,585	Acument Global Technologies, Inc., Term Loan (b)	14.00	08/11/13	1,058,071
7,471	Federal-Mogul Corp., Term Loan	2.19	12/29/14 to 12/28/15	5,757,234
12,595	Ford Motor Co., Term Loan	3.25 to 3.29	12/16/13	11,256,823
7,019	Metokote Corp., Term Loan	3.25 to 5.25	11/27/11	5,614,879
5,530	Oshkosh Truck Corp., Term Loan	6.29 to 6.33	12/06/13	5,533,559

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Automotive (continued)
$500	Performance Transportation Services, Inc., Revolving Credit Agreement (c)(d)(e)	3.25%	01/26/12	$137,585
344	Performance Transportation Services, Inc., Term Loan (c)(d)(e)	7.50	01/26/12	94,478
1,906	Polypore, Inc., Term Loan	2.46	07/03/14	1,784,147
2,835	Sensata Technologies, Inc., Term Loan	2.00 to 2.03	04/26/13	2,440,483
498	TRW Automotive, Inc., Term Loan	6.25	02/09/14	498,448

				34,175,707

	Banking 1.2%
13,143	Dollar Financial Corp., Term Loan	3.04 to 3.25	10/30/12	12,502,318

	Beverage, Food & Tobacco 7.6%
5,183	Acosta, Inc., Term Loan (a)	2.50	07/28/13	4,940,200
3,179	BE Foods Investments, Inc., Term Loan (b)	5.25	07/11/12	3,083,310
13,017	Coleman Natural Foods, LLC, Term Loan (b)	7.46 to 10.78	08/22/12 to 08/22/13	7,180,173
4,736	DCI Cheese Co., Term Loan	3.53	06/30/10	2,723,037

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Beverage, Food & Tobacco (continued)
$10,594	Dole Food Co. Inc., Term Loan	5.28 to 8.00%	04/12/13	$10,719,720
7,224	DS Waters of America, Inc., Term Loan	2.54	10/27/12	6,736,622
4,050	DSW Holdings, Inc., Term Loan	4.29	03/02/12	3,536,999
8,097	Farley’s & Sathers Candy Co., Inc., Term Loan	3.99 to 11.25	06/15/11 to 03/24/11	7,616,010
5,336	FSB Holdings, Inc., Term Loan	2.50 to 6.00	09/29/13 to 03/29/14	4,827,402
7,316	LJVH Holdings, Inc., Term Loan (Canada)	2.78	07/19/14	6,982,083
1,149	Michael Foods, Inc., Term Loan	6.50	05/01/14	1,164,488
2,997	PBM Products, LLC, Term Loan	2.50	09/29/12	2,832,272
636	Pinnacle Foods Finance, LLC, Revolving Credit Agreement	2.99	04/02/13	429,545
7,419	Pinnacle Foods Finance, LLC, Term Loan	3.00	04/02/14	6,964,409
613	Smart Balance, Inc., Term Loan	3.28	05/18/14	593,244
9,772	Wm. Wrigley Jr. Co., Term Loan	6.50	09/30/14	9,911,740

				80,241,254

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Cable 7.8%
$7,306	Cequel Communications, LLC, Term Loan	2.24 to 4.25%	11/05/13	$6,995,938
24,741	Charter Communications Operating, LLC, Term Loan (e)	6.25 to 6.75	03/06/14 to 09/06/14	22,049,732
11,385	CSC Holdings, Inc., Term Loan	1.30 to 2.19	02/24/12 to 03/29/16	11,014,731
4,977	DIRECTV Holdings, LLC, Term Loan	5.25	04/13/13	4,985,083
4,378	Discovery Communications Holdings, LLC, Term Loan	5.25	05/14/14	4,449,142
5,401	Knology, Inc., Term Loan	3.78	06/30/14	5,279,225
4,099	MCC Iowa, LLC, Term Loan	1.98 to 6.50	01/31/15 to 01/03/16	3,857,589
2,975	Mediacom Illinois, LLC, Term Loan	1.73 to 5.50	01/31/15 to 03/31/17	2,857,266
8,347	RCN Corp., Term Loan	2.56	05/25/14	7,791,562
7,123	TWCC Holding Corp., Term Loan	7.25	09/12/15	7,241,211
6,145	UPC Broadband Holding, B.V., Term Loan (Netherlands)	3.75	12/30/16	5,914,309

				82,435,788

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Diversified 1.1%
$8,248	Alpha Topco, Ltd., Term Loan (United Kingdom) (a)	1.24 to 3.74%	12/31/13 to 06/30/14	$7,396,361
5,212	Cumulus Media, Inc., Term Loan	4.25	06/11/14	4,293,194

				11,689,555

	Broadcasting — Radio 1.5%
7,705	CMP KC, LLC, Term Loan (f)	6.25	05/03/11	2,349,873
13,171	CMP Susquehanna Corp., Term Loan	2.25	05/05/13	9,768,708
1,158	LBI Media, Inc., Term Loan	1.74	03/31/12	966,930
3,786	Multicultural Radio Broadcasting, Inc., Term Loan	2.99 to 5.99	12/18/12 to 06/18/13	2,643,328

				15,728,839

	Broadcasting — Television 1.9%
958	Barrington Broadcasting, LLC, Term Loan	4.53 to 4.71	08/12/13	766,177
2,680	FoxCo Acquisition, LLC, Term Loan	7.25	07/14/15	2,449,034
959	High Plains Broadcasting Operating Co., LLC, Term Loan	7.25	09/14/16	787,733
3,630	Newport Television, LLC, Term Loan	7.25 to 8.00	09/14/16	2,983,014

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Television (continued)
$2,421	Sunshine Acquisition, Ltd., Term Loan	2.73%	03/20/12	$2,121,651
13,225	Univision Communications, Inc., Term Loan	2.53	09/29/14	10,612,979

				19,720,588

	Buildings & Real Estate 1.3%
2,500	El Ad IDB Las Vegas, LLC, Term Loan	4.25	08/09/12	1,378,125
9,880	Ginn LA CS Borrower, LLC, Term Loan (d)	6.20 to 7.75	06/08/11	839,800
4,000	Ginn LA CS Borrower, LLC, Term Loan (d)(f)	10.20	06/08/12	6,668
4,526	Kuilima Resort Co., Term Loan (b)(d)(f)	20.25	09/30/11	0
77	Kuilima Resort Co., Term Loan (b)(d)(f)(g)	30.25	10/01/08	0
3,143	Kyle Acquisition Group, LLC, Term Loan (d)	4.00	07/20/11	230,475
6,657	Kyle Acquisition Group, LLC, Term Loan (d)(g)	5.75	07/20/09	488,188
602	Lake at Las Vegas Joint Venture, LLC, Revolving Credit Agreement (b)(d)(e)	14.35	06/20/12	17,554
1,000	Lake at Las Vegas Joint Venture, LLC, Term Loan (b)(e)	9.74	12/31/09	550,000
6,078	Lake at Las Vegas Joint Venture, LLC, Term Loan (b)(d)(e)	15.35 to 20.00	10/01/10 to 12/22/12	177,290

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$2,823	NLV Holdings, LLC, Term Loan (b)(e)	4.25 to 12.50%	05/09/11 to 05/09/12	$422,500
6,165	Realogy Corp., Term Loan	3.25 to 3.29	10/10/13	5,182,629
2,000	South Edge, LLC, Term Loan (d)(g)	5.50	10/31/09	615,000
1,272	South Edge, LLC, Term Loan (d)(g)	5.25	10/31/08	400,682
360	Standard Pacific Corp., Term Loan	2.19	05/05/13	300,600
3,964	Tamarack Resorts, LLC, Term Loan (d)(f)	7.50 to 8.05	05/19/11	366,670
331	Tamarack Resorts, LLC, Term Loan (d)(f)(g)	20.25	07/02/09	265,014
1,949	WCI Communities, Inc., Term Loan (b)	10.00 to 11.00	09/03/14 to 09/02/16	1,827,013
1,180	Yellowstone Mountain Club, LLC, Term Loan	6.00	07/16/14	991,323
3,349	Yellowstone Mountain Club, LLC, Term Loan (d)(e)(f)	4.63	09/30/10	0

				14,059,531

	Business Equipment & Services 4.0%
4,170	Affinion Group, Inc., Term Loan (a)	2.74	10/17/12	4,010,945
3,000	Brand Services, Inc., Term Loan	6.31 to 6.44	06/24/14	2,411,250
3,609	First American Payment Systems, LP, Term Loan	3.25	10/06/13	3,175,920

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Business Equipment & Services (continued)
$1,761	GSI Holdings, LLC, Term Loan	3.38%	08/01/14	$1,452,564
924	InfoUSA, Inc., Term Loan	2.29	02/14/12	893,763
2,500	KAR Holdings, Inc., Term Loan	2.50	10/18/13	2,400,000
5,190	NCO Financial Systems, Term Loan	7.50	05/15/13	5,030,673
15,999	Nielsen Finance, LLC, Term Loan	2.24	08/09/13	14,818,792
2,808	RGIS Services, LLC, Term Loan	2.75 to 2.78	04/30/14	2,502,940
3,610	Sedgwick CMS Holdings, Inc., Term Loan	2.53	01/31/13	3,406,995
1,965	SMG Holdings, Inc., Term Loan	3.25 to 4.12	07/27/14	1,768,342

				41,872,184

	Chemicals, Plastics & Rubber 7.4%
4,147	Ashland Chemicals, Term Loan (a)	6.50 to 7.65	11/13/13 to 05/13/14	4,204,903
5,365	Brenntag Holdings GmbH & Co. KG, Term Loan (Germany)	2.25 to 4.25	01/20/14 to 07/07/15	5,087,220
1,330	Celanese U.S. Holdings LLC, Term Loan	2.04	04/02/14	1,247,408
893	Cristal Inorganic Chemicals US, Inc., Term Loan	2.53	05/15/14	821,106

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Chemicals, Plastics & Rubber (continued)
$5,417	Georgia Gulf Corp., Term Loan	10.00%	10/03/13	$5,418,890
11,869	Hexion Specialty Chemicals, Inc., Term Loan	2.56	05/06/13	9,421,897
11,355	Huntsman International, LLC, Term Loan	1.99 to 2.49	04/21/14 to 06/30/16	10,412,302
8,378	Kraton Polymers, LLC, Term Loan	2.31	05/13/13	7,971,946
74	Lyondell Chemical Co., Revolving Credit Agreement (e)	3.45 to 5.75	12/22/14	42,715
18,271	Lyondell Chemical Co., Term Loan (e)	3.74 to 13.00	02/03/10 to 12/22/14	12,043,263
4,745	Nalco Co., Term Loan	6.50	05/13/16	4,833,924
4,938	PQ Corp., Term Loan	3.50 to 3.54	07/30/14	4,419,063
1,588	Rockwood Specialties Group, Inc., Term Loan	4.50	07/30/12	1,603,834
5,938	Solutia, Inc., Term Loan	7.25	02/28/14	6,040,794
5,733	Univar, Inc., Term Loan	3.24	10/10/14	5,234,644

				78,803,909

	Construction Material 0.7%
7,410	Axia, Inc., Term Loan (b)	5.00	12/21/12	1,667,329
4,250	Building Materials Holding Corp., Term Loan (d)(e)	6.50	11/10/11	1,306,798
2,851	Contech Construction Products, Inc., Term Loan	2.25	01/31/13	2,566,072

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Construction Material (continued)
$1,500	Custom Building Products, Inc., Term Loan	10.75%	04/20/12	$1,430,625

				6,970,824

	Containers, Packaging & Glass 3.3%
2,439	Anchor Glass Container Corp., Term Loan (a)	6.75	06/20/14	2,445,655
3,418	Berlin Packaging LLC, Term Loan	3.25 to 3.29	08/17/14	2,751,714
4,052	Berry Plastics Group, Inc., Term Loan	2.30	04/03/15	3,491,611
100	Fleming Packaging Corp., Revolving Credit Agreement (c)(d)(e)(f)	3.75	03/31/03	0
871	Fleming Packaging Corp., Term Loan (c)(d)(e)(f)	7.25	08/31/04	0
7,554	Graham Packaging Co., L.P., Term Loan	2.50 to 6.75	10/07/11 to 04/05/14	7,569,518
3,825	Graphic Packaging International, Inc., Term Loan	2.25 to 2.29	05/16/14	3,645,715
7,442	Kranson Industries, Inc., Term Loan	2.49 to 4.50	07/31/13	7,069,948
5,810	Packaging Dynamics Operating Co., Term Loan	2.24	06/09/13	4,560,742
4,045	Pertus Sechzehnte GmbH, Term Loan (Germany)	2.62 to 2.87	06/13/15 to 06/13/16	3,009,462

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Containers, Packaging & Glass (continued)
$675	Tegrant Holding Corp., Term Loan	5.79%	03/08/15	$270,000

				34,814,365

	Diversified Manufacturing 0.6%
1,541	Arnold Magnectic Technologies Corp., Term Loan (f)	9.00	03/07/11 to 03/06/12	1,066,172
5,822	MW Industries, Inc., Term Loan (f)	3.30 to 6.75	11/01/13	5,371,350

				6,437,522

	Durable Consumer Products 0.2%
2,047	Brown Jordan International, Inc., Term Loan	4.24 to 6.25	04/30/12	1,678,525

	Ecological 0.2%
980	Energy Solutions, LLC, Term Loan	4.00	05/28/13	978,030
1,039	Environmental Systems Products Holdings, Term Loan (f)	13.50	09/12/12	966,568
900	Synagro Technologies, Inc., Term Loan	4.99	10/02/14	571,500

				2,516,098

	Education & Child Care 2.9%
2,736	Bright Horizons Family Solutions, Inc., Revolving Credit Agreement	3.50 to 5.75	05/28/14	2,571,840
2,451	Bright Horizons Family Solutions, Inc., Term Loan	6.25	05/28/15	2,452,914

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Education & Child Care (continued)
$10,847	Cengage Learning Holdings II, LP, Term Loan	2.74 to 7.50%	07/03/14	$9,580,394
584	Educate, Inc., Term Loan	2.53 to 5.54	06/14/13 to 06/16/14	529,879
4,622	Education Management, LLC, Term Loan	2.06	06/03/13	4,343,531
12,250	Nelson Education, Ltd., Term Loan (Canada)	2.78	07/05/14	10,780,000

				30,258,558

	Electronics 2.8%
913	Aeroflex, Inc., Term Loan	3.50 to 3.75	08/15/14	850,212
4,309	Edwards Ltd., Term Loan (Cayman Islands) (b)	2.24 to 6.78	05/31/14 to 11/30/14	2,951,221
330	H3C Holdings, Ltd., Term Loan (Cayman Islands)	3.64	09/28/12	315,150
5,849	Infor Enterprise Solutions Holdings, Inc., Term Loan	4.00	07/28/12	5,161,490
1,402	Matinvest 2 SAS, Term Loan (France)	2.97 to 3.22	06/23/14 to 06/22/15	1,037,514
930	Kronos, Inc., Term Loan	2.28	06/11/14	877,739

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Electronics (continued)
$7,818	Open Solutions, Inc., Term Loan	2.41%	01/23/14	$6,345,490
388	Stratus Technologies, Inc., Term Loan	4.04	03/29/11	327,213
105	Sungard Data Systems, Inc., Revolving Credit Agreement	4.25	08/11/11	92,122
10,887	Sungard Data Systems, Inc., Term Loan	1.99 to 6.75	02/28/14 to 02/26/16	10,643,473
1,566	Verint Systems, Inc., Term Loan	3.50	05/25/14	1,432,650

				30,034,274

	Entertainment & Leisure 4.6%
3,878	Bombardier Recreational Products, Inc., Term Loan (Canada)	3.00	06/28/13	2,724,587
3,491	Cedar Fair, LP, Term Loan	2.24 to 6.25	02/17/12 to 02/17/14	3,382,066
402	Cinemark USA, Inc., Term Loan	2.00 to 2.21	10/05/13	382,399
7,051	Fender Musical Instruments Corp., Term Loan	2.54	06/09/14	6,029,005
1,882	Gibson Guitar Corp., Term Loan	2.78	12/29/13	1,689,174
4,000	Hicks Sports Group, LLC, Term Loan (d)	6.75	12/22/10	3,360,000

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Entertainment & Leisure (continued)
$4,404	Metro-Goldwyn-Mayer Studios, Inc., Revolving Credit Agreement (d)	5.00%	04/08/10	$2,378,077
17,519	Metro-Goldwyn-Mayer Studios, Inc., Term Loan (d)	20.50	04/08/12	9,722,876
1,920	Mets, LP, Term Loan (f)	2.24	07/25/10	1,718,400
3,691	Playcore Holdings, Inc., Term Loan	2.81 to 4.75	02/21/14	3,359,245
1,981	Regal Cinemas, Corp., Term Loan	4.03	10/28/13	1,967,541
3,900	Ticketmaster Entertainment, Inc., Term Loan	3.55	07/25/14	3,841,500
1,709	True Temper Sports, Inc., Revolving Credit Agreement (g)	7.50	03/15/09	1,307,002
6,424	True Temper Sports, Inc., Term Loan	7.50	03/15/11	5,886,029
3,750	True Temper Sports, Inc., Term Loan (d)	6.60	06/30/11	581,250

				48,329,151

	Farming & Agriculture 0.2%
2,000	WM. Bolthouse Farms, Inc., Term Loan	5.74	12/16/13	1,895,000

	Finance 7.4%
899	Fidelity National Information Solutions, Inc., Term Loan	4.47	01/18/12	898,255

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Finance (continued)
$30,337	First Data Corp., Term Loan	2.99 to 3.04%	09/24/14	$26,095,779
3,585	Grosvenor Capital Management Holdings, LLP, Term Loan	2.25	12/05/13	3,262,223
9,319	iPayment, Inc., Term Loan	2.24 to 2.28	05/10/13	8,515,671
6,773	LPL Holdings, Inc., Term Loan	1.99 to 2.03	06/28/13	6,400,908
3,191	Metavante Corp., Term Loan	3.73	11/01/14	3,188,042
7,605	National Processing Co. Group, Term Loan	7.00 to 10.75	09/29/13 to 09/29/14	6,903,000
5,740	Nuveen Investments, Inc., Term Loan	3.28	11/13/14	4,970,615
9,861	Oxford Acquisition III, Ltd., Term Loan (United Kingdom)	2.28	05/12/14	8,200,834
7,242	RJO Holdings Corp., Term Loan	3.25 to 7.00	07/12/14 to 07/13/15	3,563,898
8,175	Transfirst Holdings, Inc., Term Loan (b)	3.04 to 7.04	06/15/14 to 06/15/15	6,825,226

				78,824,451

	Grocery 0.2%
1,830	Roundy’s Supermarkets, Inc., Term Loan	3.51 to 6.25	11/03/13	1,805,925

	Health & Beauty 1.0%
4,485	American Safety Razor Co., Term Loan	2.54 to 6.54	07/31/13 to 01/30/14	3,924,153

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Health & Beauty (continued)
$11,552	Marietta Intermediate Holding Corp, Term Loan (b)	5.25 to 12.00%	11/30/10 to 12/31/12	$2,268,396
5,425	Philosophy, Inc., Term Loan	2.25	03/16/14	4,584,098

				10,776,647

	Healthcare 12.2%
3,716	American Medical Systems, Inc., Term Loan	2.50	07/20/12	3,614,061
2,992	Capella Healthcare, Inc., Term Loan	5.75	03/02/15	2,940,038
150	Catalent Pharma Solutions, Inc., Revolving Credit Agreement	2.13 to 2.50	04/10/13	123,575
3,849	Catalent Pharma Solutions, Term Loan	2.49	04/10/14	3,356,382
23,586	Community Health Systems, Inc., Term Loan	2.49 to 2.62	07/25/14	21,787,170
4,854	DSI Renal, Inc., Term Loan (b)	4.31	03/31/13	4,149,957
3,741	Fresenius SE, Term Loan (Germany)	6.75	09/10/14	3,781,929
287	Genoa Healthcare Group, LLC, Term Loan	5.75	08/10/12	258,071
23,078	HCA, Inc., Term Loan	1.78 to 2.53	11/16/12 to 11/18/13	21,538,766
4,313	HCR Healthcare, LLC, Term Loan	2.74 to 2.75	12/22/14	4,050,160
10,407	Health Management Associates, Inc., Term Loan	2.03	02/28/14	9,680,326

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Healthcare (continued)
$2,171	HealthSouth Corp., Term Loan	2.54 to 4.05%	03/11/13 to 03/15/14	$1,428,739
10,752	Inverness Medical Innovations, Inc., Term Loan	2.24 to 2.28	06/26/14	10,187,994
6,079	Life Technologies Corp., Term Loan	5.25	11/20/15	6,121,849
9,638	Multiplan, Inc., Term Loan	2.75	04/12/13	9,126,788
1,931	Select Medical Corp., Term Loan	2.41	02/24/12	1,862,617
2,318	Sun Healthcare Group, Inc., Term Loan	2.28 to 3.31	04/21/14	2,193,387
336	Surgical Care Affiliates, LLC, Revolving Credit Agreement	1.75 to 2.04	06/28/13	285,600
10,238	Surgical Care Affiliates, LLC, Term Loan	2.30	12/29/14	9,410,095
10,718	United Surgical Partners International Inc., Term Loan	2.25 to 2.29	04/21/14	10,030,324
3,690	Viant Holdings, Inc., Term Loan	2.54	06/25/14	3,597,353

				129,525,181

	Home & Office Furnishings, Housewares & Durable Consumer Products 0.9%
8,295	Generation Brands, LLC, Term Loan (b)	7.54	06/20/13	1,575,999

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Home & Office Furnishings, Housewares & Durable Consumer Products (continued)
$4,167	Hunter Fan Co., Revolving Credit Agreement	6.75%	04/16/13	$2,229,167
2,117	Hunter Fan Co., Term Loan	2.75 to 7.00	04/16/14 to 10/16/14	1,329,369
2,291	Mattress Holdings Corp., Inc., Term Loan	2.54	01/18/14	1,603,967
3,408	National Bedding Co., LLC, Term Loan	5.31	02/28/14	2,760,869

				9,499,371

	Hotels, Motels, Inns & Gaming 6.8%
1,250	BLB Worldwide Holdings, Inc., Term Loan (d)	6.50	07/18/12	84,375
6,381	BLB Worldwide Holdings, Inc., Term Loan (b)	4.75	07/18/11	3,860,554
748	Cannery Casino Resorts, LLC, Revolving Credit Agreement	2.24 to 2.25	05/18/12	586,966
8,712	Cannery Casino Resorts, LLC, Term Loan	2.49 to 4.50	05/18/13 to 05/16/14	7,412,383
3,772	CCM Merger Corp., Term Loan	8.50	07/13/12	3,596,601
4,198	Golden Nugget, Inc., Term Loan	2.25 to 3.50	06/30/14 to 12/31/14	2,705,983
8,937	Greektown Casino, LLC, Term Loan (d)(e)	7.00	12/03/12	8,724,885

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Hotels, Motels, Inns & Gaming (continued)
$2,886	Greektown Holdings, LLC, Term Loan (b)	16.75%	12/31/09	$2,903,552
14,849	Harrah’s Operating Co., Inc., Term Loan	3.28	01/28/15	11,857,444
11,779	Las Vegas Sands, LLC/Venetian Casino, Term Loan	2.04	05/23/14	9,614,803
4,923	Magnolia Hill, LLC, Term Loan	3.50	10/30/13	4,381,124
2,739	MGM Mirage, Term Loan	6.00	10/03/11	2,505,913
6,683	New World Gaming Partners Holdings, Ltd., Term Loan	2.79	09/30/14	5,538,880
8,372	Venetian Macau, Ltd., Term Loan	5.79	05/25/12 to 05/27/13	7,781,857

				71,555,320

	Insurance 2.9%
3,904	Alliant Holdings I, Inc., Term Loan	3.28	08/21/14	3,640,015
8,045	AmWins Group, Inc., Term Loan	2.79 to 2.88	06/08/13	6,576,876
600	Applied Systems, Inc., Term Loan	2.74	09/26/13	570,015
2,347	Audatex North America, Inc., Term Loan	2.06	05/16/14	2,254,554
3,030	Conseco, Inc., Term Loan	6.50	10/10/13	2,744,571
675	HMSC Corp., Term Loan	5.78	10/03/14	361,125
3,897	Mitchell International, Inc., Term Loan	5.56	03/30/15	2,649,745

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Insurance (continued)
$7,064	USI Holdings Corp., Term Loan	3.04%	05/05/14	$6,151,449
5,438	Vertafore, Inc., Term Loan	5.50 to 6.39	01/31/13 to 07/31/14	5,222,063

				30,170,413

	Machinery 1.1%
4,253	Baldor Electric Co., Term Loan	5.25	01/31/14	4,250,263
4,963	Goodman Global, Inc., Term Loan	6.25	02/13/14	4,979,464
2,938	Mold-Masters Luxembourg Holdings, SA, Term Loan	7.00	10/11/14	2,446,214

				11,675,941

	Medical Products & Services 1.7%
6,714	Biomet, Inc., Term Loan	3.25 to 3.29	03/25/15	6,464,797
8,238	Carestream Health, Inc., Term Loan	2.24 to 2.25	04/30/13	7,724,215
3,059	DJO Finance LLC, Term Loan	3.24 to 3.28	05/20/14	2,955,499
453	Orthofix Holdings, Inc., Term Loan	6.75	09/22/13	449,024

				17,593,535

	Mining, Steel, Iron & Non-Precious Metals 0.0%
405	John Maneely Co., Term Loan	3.50 to 3.53	12/09/13	372,021

	Natural Resources 0.3%
2,903	Western Refining, Inc., Term Loan	8.25	05/30/14	2,835,918

	Non-Durable Consumer Products 2.6%
3,997	Amscan Holdings, Inc., Term Loan (a)	2.50 to 3.38	05/25/13	3,631,061

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Non-Durable Consumer Products (continued)
$6,383	Huish Detergents, Inc., Term Loan	2.00%	04/26/14	$6,148,873
6,724	KIK Custom Products, Inc., Term Loan	2.54 to 5.28	06/02/14 to 11/30/14	4,049,850
2,134	Mega Brands, Inc., Term Loan (Canada)	9.75	07/26/12	1,226,806
406	Spectrum Brands, Inc., Revolving Credit Agreement	8.00	06/29/12	397,860
8,000	Spectrum Brands, Inc., Term Loan	8.00 to 8.75	06/29/12	7,843,716
1,800	Targus Group International, Inc., Term Loan (d)	10.75	05/22/13	540,000
3,935	Yankee Candle Co., Inc., Term Loan	2.25	02/06/14	3,684,208

				27,522,374

	Paper & Forest Products 0.7%
2,400	Ainsworth Lumber Co., Ltd, Term Loan (a)(f)	5.25	06/26/14	1,888,001
1,805	Georgia Pacific Corp., Term Loan	2.28 to 3.71	12/20/12 to 12/20/14	1,762,018
1,786	Tidi Products, LLC, Term Loan (f)	3.26 to 4.74	12/29/11 to 06/29/12	1,705,329
400	Verso Paper Holding, LLC, Term Loan (b)	6.73 to 7.48	02/01/13	138,532
7,023	White Birch Paper Co., Term Loan (Canada) (b)(d)	7.00	05/08/14	2,370,391

				7,864,271

	Pharmaceuticals 1.2%
6,500	Mylan Laboratories, Inc., Term Loan	3.50 to 3.56	10/02/14	6,337,500

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Pharmaceuticals (continued)
$5,419	Nyco Holdings 2 Aps, Term Loan (Denmark)	2.53 to 3.28%	12/29/14 to 12/29/15	$5,024,488
1,500	Warner Chilcott Co., LLC, Term Loan	5.50 to 5.75	10/30/14 to 04/30/15	1,504,805

				12,866,793

	Printing & Publishing 4.7%
3,965	Cygnus Business Media, Inc., Term Loan	9.75	06/30/13	3,925,814
2,354	Dex Media West, LLC, Term Loan (e)	7.00	10/24/14	2,079,468
13,893	Endurance Business Media, Inc., Term Loan (d)(f)	4.75 to 11.25	07/26/13 to 01/26/14	4,953,234
8,040	F&W Publications, Inc., Term Loan (d)	6.50	08/05/12 to 02/05/13	2,634,867
10,204	Gatehouse Media, Inc., Term Loan	2.25	08/28/14	3,971,040
1,010	Idearc, Inc., Term Loan (d)(e)	6.25	11/17/14	461,685
1,586	Knowledgepoint360 Group, LLC, Term Loan	3.68 to 7.43	04/14/14 to 04/13/15	1,089,148
1,104	MC Communications, LLC, Term Loan (b)(f)	6.75	12/31/12	632,648
5,373	MediaNews Group, Inc., Term Loan	6.74	12/30/10 to 08/02/13	1,662,241
2,662	Merrill Communications, LLC, Term Loan (b)	12.75 to 15.00	11/15/13	1,537,376
3,578	Network Communications, Inc., Term Loan	2.24 to 3.22	11/30/12	2,486,977

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Printing & Publishing (continued)
$2,333	Newsday, LLC, Term Loan	6.53%	08/01/13	$2,327,500
3,281	Proquest CSA, LLC, Term Loan	2.76 to 2.79	02/09/14	3,166,406
3,269	R.H. Donnelley, Inc., Term Loan (e)	6.75	06/30/11	2,861,977
66,667	Tribune Co., Bridge Loan (d)(e)(f)	8.25	12/20/15	1,333,333
18,573	Tribune Co., Term Loan (d)(e)	5.25	06/04/14	8,799,162
8,727	Yell Group, PLC, Term Loan (United Kingdom)	2.53 to 3.28	04/30/11 to 10/26/12	6,353,543

				50,276,419

	Restaurants & Food Service 2.2%
4,467	Advantage Sales & Marketing, Inc., Term Loan (a)	2.29	03/29/13	4,254,652
9,164	Aramark Corp., Term Loan (a)	2.12 to 2.16	01/27/14	8,427,321
3,084	Center Cut Hospitality, Inc., Term Loan	2.89	07/06/14	2,883,880
5,496	NPC International, Inc., Term Loan	2.00 to 2.04	05/03/13	5,228,274
2,565	Volume Services America, Inc., Term Loan	9.25	12/31/12	2,475,267

				23,269,394

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Retail — Oil & Gas 0.4%
$4,184	The Pantry, Inc., Term Loan	1.75%	05/15/14	$3,966,686

	Retail — Stores 2.1%
3,491	Dollar General Corp., Term Loan	2.99 to 5.00	07/07/14	3,345,288
7,141	General Nutrition Centers, Inc., Term Loan	2.50 to 2.54	09/16/13	6,627,913
3,819	Guitar Center, Inc., Term Loan	3.75	10/09/14	3,184,073
5,062	Rite Aid Corp., Term Loan	6.00	06/04/14	4,758,687
4,522	Sally Holdings, Inc., Term Loan	2.49 to 2.62	11/16/13	4,317,337

				22,233,298

	Telecommunications — Local Exchange Carriers 1.3%
3,151	Global Tel*Link Corp., Term Loan	9.00	02/14/13	3,096,090
5,660	Intelsat Corp., Term Loan	2.75	01/03/14	4,730,286
2,376	Orius Corp., LLC, Term Loan (c)(d)(e)(f)	7.25	01/23/10	23,052
3,213	Orius Corp., LLC, Term Loan (d)(e)(g)(f)	6.75	01/23/09	31,167
907	Paetec Holding Corp., Term Loan	2.74	02/28/13	862,427
5,312	Sorenson Communications, Inc., Term Loan	2.75 to 7.24	08/16/13 to 02/16/14	5,003,603

				13,746,625

	Telecommunications — Long Distance 0.5%
5,817	Level 3 Communications, Inc., Term Loan	2.53 to 11.50	03/13/14	5,352,862

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Telecommunications — Wireless 1.7%
$6,772	Asurion Corp., Term Loan	3.24 to 3.25%	07/03/14	$6,439,611
4,057	CommScope, Inc., Term Loan	2.74 to 2.78	12/26/14	3,933,637
473	MetroPCS Wireless, Inc., Term Loan	2.50 to 2.75	11/04/13	445,523
6,818	NTELOS, Inc., Term Loan	5.75	08/07/15	6,866,475

				17,685,246

	Textiles & Leather 2.1%
10,853	Gold Toe Investment Corp., Term Loan	8.50 to 11.75	10/30/13 to 04/30/14	7,125,241
2,293	HanesBrands, Inc., Term Loan	4.74 to 5.03	09/05/12 to 09/05/13	2,302,094
4,850	HBI Branded Apparel Ltd., Inc., Term Loan	3.99	03/05/14	4,698,437
4,300	Levi Strauss & Co., Term Loan	2.50	03/27/14	3,966,750
3,050	Saint John Knits International, Inc., Term Loan	9.25	03/23/12	2,470,597
2,568	Varsity Brands, Inc., Term Loan	3.00 to 4.75	02/22/14	2,182,712

				22,745,831

	Transportation — Cargo 0.1%
775	Cardinal Logistics Management, Inc., Term Loan (b)(f)	12.50	09/23/13	533,540
926	JHCI Acquisitions, Inc., Term Loan	2.75	06/19/14	795,489

				1,329,029

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Utilities 7.9%
$1,647	Bicent Power, LLC, Term Loan	2.29%	06/30/14	$1,535,750
103	Boston Generating, LLC, Revolving Credit Agreement	2.53	12/20/13	73,529
39	Boston Generating, LLC, Term Loan	2.53 to 2.72	12/20/13	27,977
4,957	BRSP, LLC, Term Loan	7.50	06/24/14	4,659,570
23,443	Calpine Corp., Term Loan	3.17	03/29/14	21,479,373
12,602	Firstlight Power Resources, Inc., Term Loan	2.81 to 4.81	11/01/13 to 05/01/14	11,202,083
2,800	Longview Power, LLC, Term Loan	2.56	02/28/14	2,520,000
187	Mach Gen, LLC	2.28	02/22/13	174,300
14,889	NRG Energy, Inc., Term Loan	1.99 to 2.03	02/01/13	14,045,576
1,772	NSG Holdings, LLC, Term Loan	1.80	06/15/14	1,683,008
4,076	Primary Energy Operating, LLC, Term Loan	11.00	02/24/10	3,932,911
15,482	Texas Competitive Electric Holdings Co., LLC, Term Loan	3.74 to 3.78	10/10/14	11,906,774
212	TPF Generation Holdings, LLC, Revolving Credit Agreement	2.29	12/15/11	202,959

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Utilities (continued)
$6,819	TPF Generation Holdings, LLC, Term Loan	2.24 to 4.53%	12/15/13 to 12/15/14	$6,105,776
4,419	USPF Holdings, LLC, Term Loan	2.00	04/11/14	4,197,581

				83,747,167

	Total Variable Rate** Senior Loan Interests 116.7%			1,234,812,304

	Notes 2.1%
	Chemical, Plastics & Rubber 0.1%
845	Wellman, Inc. (b)(f)	5.00	01/29/19	845,000

	Construction Material 0.6%
4,200	Builders FirstSource, Inc. (h)	4.69	02/15/12	4,074,000
2,300	Compression Polymers Corp. (h)	7.87	07/01/12	1,943,500

				6,017,500

	Containers, Packaging & Glass 0.1%
1,500	Berry Plastics Group, Inc. (h)	5.03	02/15/15	1,387,500

	Ecological 0.0%
372	Environmental Systems Products Holdings, Inc. (f)	18.00	03/31/15	0

	Healthcare 0.6%
6,167	Apria Healthcare Group, Inc. (i)	11.25	11/01/14	6,706,250

	Hotels, Motels, Inns & Gaming 0.2%
2,000	Wynn Las Vegas, LLC	6.63	12/01/14	1,910,000

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Paper & Forest Products 0.1%
$1,500	Verso Paper Holding, LLC (h)	4.23%	08/01/14	$990,000

	Telecommunications — Local Exchange Carriers 0.4%
4,500	Qwest Corp. (h)	3.55	06/15/13	4,207,500

	Total Notes 2.1%			22,063,750

Equities 0.3%
Building Materials Holding Corp. (Warrants for 28,197 common shares, Expiration date 09/30/15, Acquired date 10/09/08, Cost $0) (f)(j)	0
CTM Media Holdings, Inc. (2,543 common shares, Acquired date 09/19/09, Cost $35,444) (j)	1,908
Cygnus Business Media, Inc. (5,776 common shares, Acquired date 9/29/09, Cost $1,229,265) (j)(l)	1,229,265
DecorateToday.com (198,600 common shares, Acquired date 12/31/98, Cost $3,505,909) (f)(k)(j)(l)	0
Environmental Systems Products Holdings, Inc. (2,838 preferred shares, Acquired date 09/27/07, Cost $70,950) (f)(k)(j)	0
Environmental Systems Products Holdings, Inc. (6,195 common shares, Acquired date 09/27/07, Cost $0) (f)(k)(j)	0
Euramax International, Inc. (3,272 common shares, Acquired date 07/09/09, Cost $3,529,067) (f)(j)	106,347
Gentek, Inc. (Warrants for 526 common shares, Acquired date 10/17/06, Expiration date 11/10/10, Cost $0) (j)	26,721
IAP Worldwide Services, Inc. (Warrants for 25,936 common shares, Expiration date 06/11/15, Acquired date 06/18/08, Cost $0) (f)(j)(k)	0
IAP Worldwide Services, Inc. (Warrants for 58,792 common shares, Expiration date 06/11/15, Acquired date 06/18/08, Cost $0) (f)(j)(k)	0
IDT Corp. (7,632 common shares, Acquired date 01/30/04, Cost $0) (j)	29,917

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Description	Value

Equities (continued)
MC Communications LLC (222,056 common shares, Acquired date 07/02/09, Cost $0) (f)(j)	$0
Newhall Ranch Co., LLC (280,899 common shares, Acquired date 08/24/09, Cost $2,503,511) (j)	519,663
Safelite Realty (48,903 common shares, Acquired date 10/20/00, Cost $0) (f)(j)(l)	0
Vitruvian Exploration LLC (26,740 common shares, Acquired date 10/19/09, Cost $1,144,923) (f)(j)	192,528
WCI Communities, Inc. (4,504 common shares, Acquired date 09/23/09, Cost $506,503) (j)	315,280
Wellman, Inc. (845 common shares, Acquired date 02/12/09 & 06/16/09, Cost $2,232,644) (j)(f)	401,375

Total Equities 0.3%	2,823,004

Total Long-Term Investments 119.1% (Cost $1,575,019,568)	1,259,699,058

Time Deposit 1.5%
State Street Bank & Trust Co. ($16,042,639 par, 0.01% coupon, dated 10/31/09, to be sold on 11/02/09 at $16,042,652) (Cost $16,042,639) (a)	16,042,639

Total Investments 120.6% (Cost $1,591,062,207)	1,275,741,697

Borrowings (18.9%)	(200,000,000)

Liabilities in Excess of Other Assets (1.7%)	(17,484,422)

Net Assets 100.0%	$1,058,257,275

Percentages are calculated as a percentage of net assets.

(a)	All or a portion of this security is designated in connection with unfunded loan commitments.

(b)	All or portion of this security is payment-in-kind.

(c)	This borrower is currently in liquidation.

(d)	This Senior Loan interest is non-income producing.

(e)	This borrower has filed for protection in federal bankruptcy court.

(f)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g)	Senior Loan is past due.

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

(h)	Variable rate security. Interest rate shown is that in effect at October 31, 2009.

(i)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(j)	Non-income producing security.

(k)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents less than 0.1% of the net assets of the Fund.

(l)	Affiliated company.

*	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

**	Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued

Ratings Allocation as of 10/31/09 (Unaudited)
BBB/Baa	4.3%
BB/Ba	37.3
B/B	31.6
CCC/Caa	7.9
CC/Ca	0.4
C/C	0.8
Non-Rated	17.7
Ratings allocations are as a percentage of debt obligations. Ratings allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively. Bank Loans rated below BBB by Standard and Poor’s or Baa by Moody’s are considered to be below investment grade.
Swap agreements outstanding as of October 31, 2009:
Credit Default Swaps

			Pay/
			Receive		Notional			Credit
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Rating of
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Reference Entity*
Goldman	Calpine
Sachs	Corp.
International		Sell	5.000%	03/20/10	$1,500	$(165,000)	$13,003	B
Goldman	Calpine
Sachs	Corp.
International		Sell	5.000	03/20/11	2,000	(65,000)	(28,774)	B
Goldman	Texas
Sachs	Competitive
International	Electric
	Holdings
	Co. LLC
		Sell	2.850	06/20/10	5,000	0	(149,346)	B-
Goldman	Texas
Sachs	Competitive
International	Electric
	Holdings
	Co. LLC
		Sell	5.000	06/20/10	3,000	(97,500)	(43,751)	B-

Total Credit Default Swaps					$11,500	$(327,500)	$(208,868)

Swap Collateral Pledged to Counterparty
Goldman Sachs International	50,000

Total Swap Agreements	$(158,868)

*	Credit rating as issued by Standard and Poor’s (Unaudited)

Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2009 (Unaudited) continued
Security Valuation The Fund’s Senior Loans and notes are valued by the Fund following valuation guidelines established and periodically reviewed by the Fund’s Board of Trustees. Under the valuation guidelines, Senior Loans and notes for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans and notes are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans and notes are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the “Adviser”) by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until the next interest rate redetermination and the maturity of such Senior Loans. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Fund’s portfolio. The fair value of Senior Loans are reviewed and approved by the Fund’s Valuation Committee and Board of Trustees.
          Equity securities are valued on the basis of prices furnished by pricing services or at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.
          Credit default swaps are valued using quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.
          The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No.45 (“FSP FAS 133-1 and FIN 45-4”), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
          The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
          The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
          Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Assets Position:
Variable Rate Senior Loan Interests	$—	$1,215,839,370	$18,972,934	$1,234,812,304
Notes	—	21,218,750	845,000	22,063,750
Equities	—	—	—	—
Buildings & Real Estate	834,943	—	—	834,943
Chemicals, Plastics, and Rubber	—	—	401,375	401,375
Diversified Manufacturing	—	—	106,347	106,347
Natural Resources	—	—	192,528	192,528
Paper & Forest Products	26,721	—	—	26,721
Printing & Publishing	1,908	—	1,229,265	1,231,173
Telecommunications — Local Exchange Carriers	29,917	—	—	29,917
Short-Term Investments	—	16,042,639	—	16,042,639
Credit Default Swap	—	13,003	—	13,003
Unfunded Commitments	—	11,303	—	11,303

Total Investments in an Assets Position	$893,489	$1,253,125,065	$21,747,449	$1,275,766,003

Investments in a Liabilities Position:
Unfunded Commitments	—	(9,072,171)	(8,915)	(9,081,086)
Credit Default Swap	—	(221,871)	—	(221,871)

Total Investments in a Liabilities Position	$—	$(9,294,042)	$(8,915)	$(9,302,957)

Following in a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Loans and Securities
			Equities
			Chemicals,
	Variable Rate Senior		Plastics &	Diversified	Hotels, Motels,		Printing &
	Loan Interests	Notes	Rubber	Manufacturing	Inns & Gaming	Natural Resources	Publishing	Total	Unfunded Commitments
Balance as of 7/31/09	$22,899,421	$845,000	$492,914	$166,882	$53,798	$—	$—	$24,458,015	$(8,915)
Accrued Discounts/Premiums	11,663	—	—	—	—	—	—	11,663	—
Realized Gain/Loss	(1,658,086)	—	—	—	33,012	—	—	(1,625,074)	—
Change in Unrealized Appreciation/Depreciation	2,708,060	—	(91,539)	(60,535)	(26,400)	(952,396)		1,577,190	—
Net Purchases/Sales	(2,139,571)	—	—	—	(60,410)	1,144,924	1,229,265	174,208	—
Net Transfers In and/or Out of Level 3*	(2,848,553)	—	—	—	—			(2,848,553)	—

Balance as of 10/31/09	$18,972,934	$845,000	$401,375	$106,347	$—	$192,528	$1,229,265	$21,747,449	$(8,915)

Net Change in Unrealized Appreciation/Depreciation from Investments Still Held as of 10/31/09								$(107,374)	$0

*	The value of Net Transfers In and/or Put of Level 3 was measured using the market value as of the beginning of the period for transfers in and the market value as of the end of the period for transfers out.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Senior Loan Fund
By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	December 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	December 17, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	December 17, 2009